Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid Expenses [Abstract]
Insurance	[1]	$ 1,027,292	$ 1,937,693
Research and development expense tax credit receivable		546,563	644,513
Professional fees	[1]	310,017	294,577
Value-added tax receivable		48,774	24,411
Taxes		25,634	25,634
Other			49,755
Total		$ 1,958,280	$ 2,976,583

[1]	In the previously filed Annual Report on Form 10-K for the year ended December 31, 2021, the Insurance line item above included $213,974 of expenses related to Oxford agreements for our CBR Pharma subsidiary. In the current year, those same expenses are grouped into the Professional fees grouping. As such, for comparative purposes, that amount has been moved from the Insurance grouping to the Professional fees grouping for the 2021 period.